Cover	12 Months Ended
Aug. 31, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	NORTHERN TECHNOLOGIES INTERNATIONAL CORPORATION
Entity Central Index Key	0000875582